Patents and Licensed Technologies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Patents and Licensed Technologies [Abstract]
Patents and Licensed Technologies
Note 5
Patents and Licensed Technologies:

Set forth below is a detailed listing of patents and licensed technologies:

	September 30, 2011	December 31, 2010
	(unaudited)
Patents, owned and licensed, at gross costs of $8,033,409, net of accumulated amortization of $2,384,814 and $1,816,979, respectively.	$5,648,595	$6,216,430
Other licensed or developed technologies, at gross costs of $2,337,326, net of accumulated amortization of $1,864,620 and $1,740,228, respectively.	472,706	597,098
	$6,121,301	$6,813,528

Related amortization expense was $692,227 and $718,104 for the nine months ended September 30, 2011 and 2010, respectively. Included in Patents is $7,400,000 in patents, patents pending and related know-how acquired in the Photo Therapeutics transaction. Included in Other Licensed and Developed Technologies, is a license with Stern Laser srl for its lamp-based technology, which was carried on the Company’s books at $411,535, net, as of September 30, 2011. Amortization of this intangible is on a straight-line basis over 10 years, which began in January 2005.

Also included in Other Licensed and Developed Technologies, is an exclusive license, granted on March 31, 2006, by the Mount Sinai School of Medicine of New York University (“Mount Sinai”), effective April 1, 2006, to use Mount Sinai's patented methodology for utilization of ultraviolet laser light for the treatment of vitiligo. The licensed patent is US Patent No. 6,979,327, Treatment of Vitiligo. It was issued December 27, 2005, and the inventor is James M. Spencer, MD, a member of the Company’s Scientific Advisory Board. The license is carried on the Company’s books at $47,961 and $55,954, net at September 30, 2011 and December 31, 2010, respectively. Amortization of this intangible is on a straight-line basis over 10 years, which began in April 2006. The Company is also obligated to pay Mount Sinai a royalty on a combined base of domestic sales of XTRAC treatment codes used for psoriasis as well as for vitiligo.

Estimated amortization expense for amortizable intangible assets for the next five years is $227,000 in the remaining three months of 2011, $895,000 in 2012, $885,000 in 2013, $883,000 in 2014, $752,000 in 2015 and $2,479,000 thereafter.

Note 5
Patents and Licensed Technologies:

Set forth below is a detailed listing of patents and licensed technologies.

	December 31,
	2010	2009
Patents, owned and licensed, at gross costs of $8,033,409 and $8,019,351 net of accumulated amortization of $1,816,979 and $1,025,400, respectively	$6,216,430	$6,993,951
Other licensed and developed technologies, at gross costs of $2,337,326 and $2,332,364, net of accumulated amortization of $1,740,228 and $1,574,653 respectively	597,098	757,711
Total patents and licensed technologies, net	$6,813,528	$7,751,662

Related amortization expense was $957,154, $830,833 and $264,930 for the years ended December 31, 2010, 2009 and 2008, respectively. Included in Patents is $7,400,000 in patents, patents pending and related know-how acquired in the Photo Therapeutics transaction. Included in other licensed and developed technologies is $200,000 for cost of developed technologies acquired from ProCyte.

On March 31, 2006, the Mount Sinai School of Medicine of New York University granted the Company an exclusive license, effective April 1, 2006, to use Mount Sinai's patented methodology for utilization of ultraviolet laser light for the treatment of vitiligo. The licensed patent is US Patent No. 6,979,327, Treatment of Vitiligo. It was issued December 27, 2005, and the inventor is James M. Spencer, MD, a member of the Company's Scientific Advisory Board. The license is carried on the Company's books at $55,954 and $61,369, net at December 31, 2010 and 2009, respectively. Amortization of this intangible is on a straight-line basis over 10 years, which began in April 2006. The Company is also obligated to pay Mount Sinai a royalty on a combined base of domestic sales of XTRAC treatment codes used for psoriasis as well as for vitiligo. In the first four years of the license, however, Mount Sinai may elect to be paid royalties on an alternate base, comprised simply of treatments for vitiligo, but at a higher royalty rate than the rate applicable to the combined base. The right to elect the alternate base for royalties has now expired. This technology is for the laser treatment of vitiligo and is included in other licensed and developed technologies.

Estimated amortization expense for amortizable intangible assets for the next five years is $919,000 in 2011, $895,000 in 2012, $885,000 in 2013, $883,000 in 2014, $752,000 in 2015 and $2,479,000 thereafter.